INCOME TAXES - Disclosure of deductible temporary differences for which no deferred tax has been recognized (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	$ 0	$ 0
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	30,757,000	29,301,000
Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	698,000	1,225,267
Valuation allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	$ (31,455,000)	$ (30,526,267)